UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10541

                    OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC
STATEMENT OF INVESTMENTS  June 30, 2007 (Unaudited)

                                                                                                 % OF
                                                                                       FAIR       NET                    ACQUISITION
                                                                       COST           VALUE    ASSETS    LIQUIDITY 1          DATE 2
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INVESTMENTS IN INVESTMENT FUNDS
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EMERGING MARKETS
Quorum Fund Ltd.                                               $    800,000    $  1,581,410       2.3%   Monthly               01/06

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EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital Fund Ltd. (Class A)      2,000,000       2,051,235       3.0    Monthly               04/07
O'Connor Global Fundamental Market Neutral Long/Short Ltd.        1,500,000       1,665,446       2.5    Monthly               07/06
Tykhe Portfolio Ltd, Class B                                      3,750,000       3,665,731       5.4    Monthly         04/07-05/07
                                                               ---------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                       7,250,000       7,382,412      10.9

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EVENT DRIVEN
Ahab Partners, L.P.                                               2,000,000       2,567,094       3.8    Quarterly             09/05
Avenue Asia International Ltd.                                    1,000,000       1,015,194       1.5    Annually              11/05
GoldenTree Credit Opportunities Ltd. (Class A)                    1,500,000       1,523,410       2.3    Semi-Annually         05/07
Highland Crusader Fund II, Ltd.                                   2,000,000       3,560,257       5.3    Semi-Annually   09/05-07/06
JANA Partners Qualified L.P.                                             --       2,070,349       3.1    Quarterly             06/04
Magnetar Risk Linked Fund Ltd.                                      750,000         779,070       1.2    Semi-Annually         02/07
Oceanwood Global Opportunities Fund Ltd. (Class A)                1,500,000       1,505,339       2.2    Quarterly             04/07
SOLUS LLC                                                         1,805,502       2,516,067       3.7    Quarterly             01/06
                                                               ---------------------------------------
TOTAL EVENT DRIVEN                                               10,555,502      15,536,780      23.1

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FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.        2,500,000         273,093       0.4    Annually        11/04-04/05
Endeavour Fund I, LLC                                             1,224,606       2,289,310       3.4    Quarterly       06/03-08/03
Platinum Grove Contingent Capital Fund L.P.                       1,870,000       3,048,756       4.5    Monthly         01/02-12/03
Sorin Offshore Fund Ltd.                                          2,000,000       2,602,909       3.9    Quarterly             07/06
                                                               ---------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      7,594,606       8,214,068      12.2

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LONG/SHORT EQUITY
AlphaGen Pyxis Ltd. Class A                                       2,000,000       1,935,818       2.9    Monthly               03/06
Delta Fund Europe Ltd.                                            1,600,000       1,957,429       2.9    Quarterly             01/06
Highline Capital Partners (QP), L.P.                              1,400,000       2,965,709       4.4    Quarterly       11/03-12/03
Hunter Global Investors Fund I, L.P.                              1,075,000       2,928,191       4.4    Quarterly       05/03-10/03
Kinetics Fund Inc.                                                2,250,000       2,974,501       4.4    Monthly               11/06
TCS Capital International Ltd.                                    1,600,000       2,403,585       3.6    Quarterly             01/06
Temujin Fund L.P.                                                 2,000,000       2,923,438       4.3    Quarterly       03/05-05/05
TT Mid-Cap Europe Long/Short Fund Ltd.                            1,446,001       1,648,774       2.4    Monthly               04/06
                                                               ---------------------------------------
TOTAL LONG/SHORT EQUITY                                          13,371,001      19,737,445      29.3

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                 1,724,088       2,018,981       3.0    Monthly               06/06

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MULTI-STRATEGY
D.E. Shaw Composite International Fund                            2,500,000       3,394,166       5.1    Quarterly             01/06
Highbridge Asia Opportunities Fund Ltd.                           1,000,000       1,225,502       1.8    Quarterly             02/06
Stark Investments, L.P.                                           3,100,000       4,964,546       7.4    Annually        01/04-02/04
                                                               ---------------------------------------
TOTAL MULTI-STRATEGY                                              6,600,000       9,584,214      14.3

Total Investments in Investment Funds                            47,895,197      64,055,310      95.1

====================================================================================================================================
COMMON STOCK
Crdentia Corporation 3 (230,306 shares)                             138,183         112,850       0.2
MedicalCV, Inc. 3 (23,377 shares)                                    79,482         128,573       0.2
                                                               ---------------------------------------
TOTAL COMMON STOCK                                                  217,665         241,423       0.4

====================================================================================================================================
MISCELLANEOUS SECURITIES 4                                           22,671          16,369       0.0

====================================================================================================================================
CASH EQUIVALENTS
BlackRock Liquidity Funds -
Institutional - TempCash (2,662,073 shares)                       2,662,073       2,662,073       4.0
Institutional - TempFund (2,662,073 shares)                       2,662,073       2,662,073       4.0
PNC Money Market Account (541,198 shares)                           541,198         541,198       0.7
                                                               ---------------------------------------
                                                                  5,865,344       5,865,344       8.7

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TOTAL INVESTMENTS AND CASH EQUIVALENTS                         $ 54,000,877      70,178,446     104.2
                                                               ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                            (2,814,996)     (4.2)
                                                                               -----------------------
NET ASSETS                                                                     $ 67,363,450     100.0%
                                                                               =======================

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period. Such redemptions may be subject to certain terms and conditions as set forth in the Investment Funds offering documents.

2. Represents initial through most recent month of investment purchases.

3. Restricted security - See Restricted Securities Note of the accompanying
Notes.

4. Comprised of warrants and promissory notes received from an in-kind redemption.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Securities may be valued primarily using dealer-supplied valuations or a portfolio pricig service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the secuirty traded on that exchange prior to the time when the Fund's assets are valued. In absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at the fair value. Fair value is determined in good faith usig consistently applied procedures under the supervision of the Board of Directors.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2007 the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.00% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2007, the Fund had approximately 10.51% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2007.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RESTRICTED SECURITIES

As of June 30, 2007, investments in securities included issues that are restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. Securities that are restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                UNREALIZED
                                  ACQUISITION             VALUATION AS OF     APPRECIATION
                       SECURITY          DATE      COST     JUNE 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------
Crdentia Corporation                1/16/2007   138,183           112,850          (25,333)
MedicalCV, Inc.                     1/16/2007    79,482           128,573           49,091
                                                -------------------------------------------
                                                217,665           241,423           23,758
                                                ===========================================

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157. FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement Amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Opportunity Fund, LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007